Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14. Commitments and Contingencies
Impact of the
COVID-19
Pandemic on Our Operations
The
COVID-19
pandemic has caused significant, industry-wide delays in clinical trials. There are multiple causes of these delays, including reluctance of patients to enroll or continue in trials for fear of exposure to
COVID-19,
local and regional
shelter-in-place
orders and regulations that discourage, hamper, or prohibit patient visits, healthcare providers and health systems shifting away from clinical trials toward the acute care of
COVID-19
patients and the FDA and other regulators making product candidates for the treatment of
COVID-19
a priority over product candidates unrelated to the pandemic.
As a result of the
COVID-19
pandemic, commencement of enrollment of our clinical trials may be delayed. In addition, after enrollment in these trials, if patients contract
COVID-19
during participation in the Company’s trials or are subject to isolation or shelter-in-place
restrictions, this may cause them to drop out of the Company’s trials, miss scheduled doses or follow-up
visits or otherwise fail to follow trial protocols. If patients are unable to follow the trial protocols or if the Company’s trial results are otherwise affected by the consequences of the
COVID-19
pandemic on patient participation or actions taken to mitigate
COVID-19
spread, the integrity of data from the Company’s trials may be compromised or not accepted by the FDA or other regulatory authorities, which could impact or delay a clinical development program. The Company anticipates that the
COVID-19
pandemic may also impact manufacturing and distribution of materials necessary for the conductance of its clinical trials.
Although the Company did not experience a material impact on its operations during the year ended December 31, 2022 or December 2021, the Company notes the high level of difficulty in determining the future potential adverse financial impact and other effects of
COVID-19
on the Company and its programs, given the rapid and dramatic evolution in the course and impact of the pandemic and the societal and governmental response to it.
Operating Leases
On April 18, 2022, the Company entered into an operating lease agreement for office space at its new location in Lexington, Massachusetts (the “Office Lease”). On August 8, 2022, the Company commenced occupancy of the leased space. The lease runs through September 30, 2025 or a remaining lease period of 2.5 years. We have an option to extend the lease term for an additional three (3) years thereafter.

The Company accounts for the Office Lease under the provisions of ASU
No. 2021-09,
ASU
2018-10,
and ASC 842. We recorded a
right-of-use
asset and a corresponding operating lease liability on the Company’s consolidated balance sheets upon the accounting commencement date in August 2022. The lease liability was measured at the accounting commencement date utilizing 12% which is the Company’s incremental borrowing rate. The right-of-use
asset had a balance of $328,643 at December 31, 2022. The operating lease obligations totaled $351,287 at December 31, 2022, of which $145,836 is included under current liabilities and $205,451 is included under non-current
liabilities. The Company recorded lease expense relating to the Office Lease of $56,114 and short-term payments of $58,756 for the year ended December 31, 2022 and short-term payments of $76,816 for the year ended December 31, 2021 included in selling, general and administrative expenses.
The Office Lease contains escalating payments during the lease period. Upon execution of the Office Lease, the Company prepaid one month of rent and a security deposit, one of which will be held in escrow and credited at the termination of the lease and the other of which will be applied to the first month’s rent. As of December 31, 2022, a security deposit of approximately $25,000 was included in prepaid expenses and other current assets on the Company’s consolidated balance sheets related to the Office Lease.
Future minimum lease payments under these leases at December 31, 2022, are presented by calendar year as follows:.

Year
2023	$145,836
2024	150,095
2025	114,966

Total lease payments	410,897
Less: imputed interest	(59,609)

Present value of operating lease liabilities	$351,288

Guarantees
As permitted under Delaware law, the Company indemnifies its officers and directors for certain events or occurrences while the officer or director is, or was, serving at the Company’s request in such capacity. The term of the indemnification is for the officer’s or director’s lifetime. The maximum potential amount of future payments the Company could be required to make is unlimited; however, the Company has directors’ and officers’ insurance coverage that limits its exposure and enables it to recover a portion of any future amounts paid.
The Company leases office space on a
month-to-month
basis. The Company has standard indemnification arrangements under the lease that require it to indemnify the landlord against all costs, expenses, fines, suits, claims, demands, liabilities, and actions directly resulting from any breach, violation or nonperformance of any covenant or condition of the Company’s lease.
In the ordinary course of business, the Company enters into indemnification agreements with certain suppliers and business partners where the Company has certain indemnification obligations limited to the costs, expenses, fines, suits, claims, demands, liabilities and actions directly resulting from the Company’s gross negligence or willful misconduct, and in certain instances, breaches, violations or nonperformance of covenants or conditions under the agreements.
As of December 31, 2022, and 2021, the Company had not experienced any material losses related to these indemnification obligations, and no material claims with respect thereto were outstanding. The Company does not expect significant claims related to these indemnification obligations and, consequently, concluded that the fair value of these obligations is negligible, and no related reserves were established.

License Agreements
Emory University License Agreements
On June 8, 2010, the Company entered into two license agreements with Emory University, the first for which the Company granted to Emory 393,370 shares of its common stock (“License A”), and the second for which the Company granted to Emory 437,078 shares of its common stock (“License B”). The Company recorded $313,500 which represented the fair value of the shares issued as part of the total consideration to Emory for the licenses. The fair value of the shares was determined to be more reliably measurable than the fair value of the consideration received. In exchange, Emory granted the Company and its affiliates an exclusive worldwide sublicensable right and license to practice under certain patent rights and technology to make, have, develop, promote, market, import, export, distribute, offer for sale, sell and otherwise use the licensed products in the field of use anywhere in the world. Unless sooner terminated as provided elsewhere in the agreement, the License A term is the later of 10 years or until the expiration of the patent rights. License B was terminated in May 2013 under the normal course of business. No shares were forfeited or returned and are still owned by Emory.
The Company is required to pay royalties on net sale of products and processes that are covered by the patent rights licensed under the agreement at a percentage in the low single digits, subject to reductions and offsets in certain circumstances, as well as a royalty on net sales of products that the Company sublicenses ranging from low single digit to low double digit percentages based upon stage of development. The Company is obligated to pay potential total milestone payments of $280,000 based upon achievement of certain stages of development. During the years ended December 31, 2022 and 2021, the Company did not incur any milestone fees.
Sphaera Pharma Pte. Ltd.
On March 2, 2012, the Company entered into a collaborative research and development agreement, or the Sphaera Agreement with Sphaera Pharma Pte. Ltd., or Sphaera, to collaborate on the development of the prodrug technology to be applied to protein kinase inhibitors for oncology and non-oncology
indications. Under the terms of the Sphaera Agreement, each party would retain its pre-existing
intellectual property, but any intellectual property conceived or reduced to practice under and certain results arising from the Sphaera Agreement would be assigned to the Company. On October 5, 2012, the Company and Sphaera amended the Sphaera Agreement to reflect joint patent applications in the U.S. and India by us and Sphaera for a series of novel compounds. While the underlying intellectual property would be jointly owned, the Company has the exclusive right to commercialize 13 of the 24 linkers detailed in the filed patent applications, collectively, the Company Compounds, including the linker attached to Imatinib that comprises the 001Pro oncology product, with the remaining nine linkers owned by Sphaera, collectively, the Sphaera Compounds. Sphaera has the right to develop the Company Compounds for oncology indications but may not commercialize the Company Compounds unless the Company abandons the Company Compounds. The Company has notified Sphaera that it does not intend to abandon any of the Company Compounds. The Company currently does not have the right to develop the Sphaera Compounds. Additionally, if either party files an IND for a Company Compound for an oncology indication in humans, the non-filing
party is prohibited from developing such Company Compound.
The prosecution of patents related to the Company Compounds, which includes the prodrug technology, is the responsibility of the Company.

As consideration for its services, Sphaera has received a fixed fee of $160,000 and is entitled to the following milestone payments upon achievement of specified milestones:

Milestone Event	Payment
First dosing of patient in US Phase 1 trial	$250,000
US Phase 1 trial completion with endpoints met	500,000
US Phase 2 trial completion with endpoints met	875,000
FDA Approval	4,000,000

Total potential milestone payments	$5,625,000

No milestones have been achieved and, as such, no milestone payments have been made to Sphaera, and the Company does not consider probable that any milestones will be achieved within the next twelve months. Sphaera is also entitled to royalty payments of a percentage of annual net sales and sublicenses ranging in the mid-single
digits.
The prosecution of patents related to the Company Compounds, which includes the prodrug technology, is the responsibility of the Company. The parties did not contemplate the development of
IkT-001Pro
as a competitor to the generic Imatinib now on the market. As such, we and Sphaera are re-negotiating
our financial obligations to ensure furtherance of the product to market.
Litigation
From time to time, the Company may become involved in various lawsuits and legal proceedings which arise in the ordinary course of business. When the Company is aware of a claim or potential claim, it assesses the likelihood of any loss or exposure. If it is probable that a loss will result and the amount of the loss can be reasonably estimated, the Company will record a liability for the loss. In addition to the estimated loss, the recorded liability would include probable and estimable legal costs associated with the claim or potential claim. Litigation is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm the Company’s business. We are not currently a party to any material litigation or legal proceedings.